Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 234,139	$ 252,780
In-game purchases
Revenue
Revenue	218,339	241,958
Advertising
Revenue
Revenue	$ 15,800	$ 10,822